CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value (in NIS per share)	₪ 0.16	₪ 0.16
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	30,661,632	30,639,134
Ordinary shares, shares outstanding	30,661,632	30,639,134